Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Share Capital	The Company’s share capital (in thousands of ordinary shares)
	Ordinary shares
	2022	2023
Issued and paid-up share capital as of December 31	258,564	235,597
Authorized share capital	500,000	500,000

Schedule of Issued Share Capital	Share capital (in thousands of shares of NIS 5 par value per share)
	Ordinary shares
	2022	2023
Issued as of January 1	257,376	258,564
Repurchase of treasury shares	—	(32,016)
Exercise of warrants during the period (*)	—	3,559
Exercise of share options and RSUs during the period	1,188	5,490
Issued and paid-in share capital as of December 31	258,564	235,597
(*)	See note 23(L).

Schedule of Foreign Currency Reserve	The movement in the foreign currency translation reserve is as follows:
		For the year ended December 31,
		2022	2023
	Currency	Thousand USD
Net change in foreign currency translation reserve for:
GIS	GBP	(1,221)	205
Admatec-Formatec	EURO	302	85
Essemtec and Nano Swiss	CHF	114	1,910
Other		(19)	146
		(824)	2,346